WARRANTS (Details) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Shares
Warrants outstanding - beginning of year	19,550,817	6,711,733
Warrants exercised	(9,367,287)
Warrants granted	11,491,227	12,839,084
Warrants expired
Warrants outstanding - end of period	21,674,757	19,550,817
Weighted Average Exercise Price
Warrants outstanding - beginning of year	$ 0.17	$ 0.35
Warrants exercised	$ 0.19
Warrants granted	$ 0.30	$ 0.08
Warrants expired
Warrants outstanding - end of period	$ 0.23	$ 0.17